Current liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Current liabilities
Schedule of accrued expenses and other current liabilities

Accrued expenses and other current liabilities consist of the following (in thousands):

	As of
	September 30,	December 31,
	2025	2024
Employee related costs	$656	$713
Professional service fees	40	17
Other	15	55
Total	$711	$785

Accrued expenses and other current liabilities consist of the following (in thousands):

	As of
	December 31,
	2024	2023
Employee related costs	$713	$118
Professional service fees	17	308
Other	55	166
Total	$785	$592

Schedule of warrant liabilities

Changes to our warrant liabilities are summarized as follows (in thousands):

Total
As of January 1, 2024	$658
Gain from change in fair value of warrant liabilities	(94)
As of September 30, 2024	$564

As of January 1, 2025	$361
Gain from change in fair value of warrant liabilities	(194)
As of September 30, 2025	$167

Changes to our warrant liabilities are summarized as follows (in thousands):

Total
As of January 1, 2023	$10,796
Reclassification of warrant liabilities upon exercise of warrants	(7,183)
Change in fair value of warrant liabilities	(2,955)
As of December 31, 2023	658
Change in fair value of warrant liabilities	(297)
As of December 31, 2024	$361